Cover	Dec. 09, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2025
Entity File Number	000-56270
Entity Registrant Name	Bitwise 10 Crypto Index ETF
Entity Central Index Key	0001723788
Entity Tax Identification Number	82-3002349
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	250 Montgomery Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	415
Local Phone Number	707-3663
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest of Bitwise 10 Crypto Index ETF
Trading Symbol	BITW
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Bitwise 10 Crypto Index Fund